Income Taxes (Tables)	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

The provision for income taxes is comprised of the following for the years ended June 30:

(In thousands)	2012	2011
Current:
Federal	$100	$-
State	110	(13)
Total Current Income Tax Expense (Benefit)	210	(13)
Deferred:
Federal	(497)	(382)
State	(131)	(101)
Deferred tax valuation allowance	628	2,211
Total Deferred Income Tax Expense	-	1,728
Total Income Tax Expense	$210	$1,715

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The net deferred tax asset consists of the following at June 30:

(In thousands)	2012	2011
Allowance for losses on loans and leases	$1,476	$1,654
Allowance for loss on sale of real estate owned	49	63
Net operating loss carryforward	1,342	677
Reserve for uncollectable interest	146	110
Deferred compensation	71	55
Unrealized loss on securities available for sale	33	-
Other	-	4
Total deferred tax assets	3,117	2,563

Unrealized gains on securities available for sale	-	(26)
Purchase accounting adjustment	(83)	(109)
Federal Home Loan Bank stock dividends	(168)	(168)
Depreciation	(21)	(49)
Other	(6)	-
Total deferred tax liabilities	(278)	(352)
Net deferred tax asset, before valuation allowance	$2,839	$2,211
Valuation allowance	(2,839)	(2,211)
Net deferred tax asset, after valuation allowance	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

A reconciliation of the income tax expense (benefit) and the amount computed by multiplying loss before income tax expense (benefit) by the statutory Federal income tax rate of 34% is as follows for the years ended June 30:

(In thousands)	2012	2011
Tax at statutory rate	$(482)	$(398)
State income tax benefit, net of Federal income tax benefit	(77)	(75)
Deferred tax asset valuation allowance	628	2,211
Other	141	(23)
Income tax expense	$210	$1,715
Effective tax rate	-14.8%	-146.6%